American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP GLOBAL GROWTH FUND
(CLASS I)

Supplement dated November 30, 2005 * Prospectus dated May 1, 2005

THE FOLLOWING REPLACES THE THIRD AND FOURTH PARAGRAPHS UNDER THE HEADING TITLED,
THE FUND MANAGEMENT TEAM, ON PAGE 8:

   KEITH CREVELING

   Mr. Creveling, Vice President and Portfolio Manager, has been a member of the team that manages VP Global Growth since November 2005. He joined American
   Century in October 1999. He became a portfolio manager in April 2002. He has a bachelor's degree in accounting from Drexel University and an MBA from the
   Stern School of Business, New York University. He is a CFA charterholder.

   HELEN O'DONNELL

   Ms. O'Donnell, Portfolio Manager, has been a member of the team that manages
   VP Global Growth since November 2000 when she joined American Century as a senior investment analyst. She became portfolio manager in November 2005. She has a bachelor's degree in communications from Fordham University.

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-47043 0511

American Century Variable Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

VP BALANCED FUND * VP CAPITAL APPRECIATION FUND
VP GLOBAL GROWTH FUND * VP GROWTH FUND * VP INCOME & GROWTH FUND
VP INTERNATIONAL FUND * VP LARGE COMPANY VALUE FUND
VP MID CAP VALUE FUND * VP ULTRA FUND * VP VALUE FUND * VP VISTA FUND

Supplement dated November 30, 2005 * Statement of Additional Information dated May 1, 2005

THE FOLLOWING REPLACES THE VP GLOBAL GROWTH SECTION IN THE TABLE TITLED, OTHER
ACCOUNTS MANAGED (AS OF DECEMBER 31, 2004), ON PAGE 49:

   OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2004)
                                           REGISTERED                         OTHER ACCOUNTS
                                           INVESTMENT                         (E.G., SEPARATE
                                           COMPANIES                          ACCOUNTS AND
                                           (E.G., OTHER     OTHER POOLED      CORPORATE
                                           AMERICAN         INVESTMENT        ACCOUNTS,
                                           CENTURY FUNDS    VEHICLES (E.G.,   INCLUDING
                                           AND AMERICAN     COMMINGLED        INCUBATION
                                           CENTURY -        TRUSTS AND        STRATEGIES AND
                                           SUBADVISED       529 EDUCATION     CORPORATE
                                           FUNDS)           SAVINGS PLANS)    MONEY)
   ------------------------------------------------------------------------------------------
   VP GLOBAL GROWTH
   ------------------------------------------------------------------------------------------
   Keith Creveling(1)  Number of Other     11               1                 1
                       Accounts Managed
                       ----------------------------------------------------------------------
                       Assets in Other     $8,297,455,006   $36,963,326       $185,526,639
                       Accounts Managed
   ------------------------------------------------------------------------------------------
   Helen O'Donnell(1)  Number of Other     1                0                 0
                       Accounts Managed
                       ----------------------------------------------------------------------
                       Assets in Other     $358,660,886     N/A               N/A
                       Accounts Managed
   ------------------------------------------------------------------------------------------

   (1)  MR. CREVELING AND MS. O'DONNELL BECAME PORTFOLIO MANAGERS FOR VP
        GLOBAL GROWTH ON NOVEMBER 11, 2005. INFORMATION IS PROVIDED AS OF
        NOVEMBER 15, 2005.

THE FOLLOWING REPLACES THE VP GLOBAL GROWTH SECTION OF THE OWNERSHIP OF
SECURITIES TABLE ON PAGE 54:

                                      AGGREGATE DOLLAR RANGE
   OWNERSHIP OF SECURITIES            OF SECURITIES IN FUND
   ---------------------------------------------------------------------------
   VP Global Growth
            Keith Creveling(1)        A
   ---------------------------------------------------------------------------
            Helen O'Donnell(1)        A
   ---------------------------------------------------------------------------

   RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000;
   E -$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

   (1)  MR. CREVELING AND MS. O'DONNELL BECAME PORTFOLIO MANAGERS FOR THE FUND
        ON NOVEMBER 11, 2005. INFORMATION IS PROVIDED AS OF NOVEMBER 15, 2005.

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-47044 0511